LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT
Defined contribution plans expense	$ 182,000	$ 155,000	$ 121,000